Note 17 - Supplemental Cash Flow Information (Details) - Cash Payments - USD ($)		12 Months Ended
	Nov. 17, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Payments [Abstract]
Interest Expense	$ 1,069,695	$ 6,536,994	$ 7,898,543	$ 7,111,361
Income Taxes		$ 4,738,000	$ 113,000	$ 173,883